Exhibit 1

Arbor Realty Commercial Real Estate Notes 2015-FL2, Ltd.

Report To:

Arbor Realty Commercial Real Estate Notes 2015-FL2, Ltd.

Arbor Realty Collateral Management, LLC

J.P. Morgan Securities LLC

30 July 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2015-FL2, Ltd. c/o MaplesFS Limited PO Box 1093, Queensgate House Grand Cayman KY1-1102 Cayman Islands

Arbor Realty Collateral Management, LLC 333 Earle Ovington Boulevard, 9th Floor Uniondale, New York 11553 J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179
Re: Arbor Realty Commercial Real Estate Notes 2015-FL2, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Arbor Realty Commercial Real Estate Notes 2015-FL2, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure certain classes of notes (the “Notes”) that will offered for sale by the Issuer. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

A member firm of Ernst & Young Global Limited

The procedures we performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Arbor Realty Collateral Management, LLC (the “Loan Obligation Manager”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to compare to information contained on the Source Documents,
d.	A list characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Loan Obligation Manager, on behalf of the Issuer, instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, the Source Documents, the Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Loan Obligation Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Obligation Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

A member firm of Ernst & Young Global Limited

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties.

/s/ Ernst & Young LLP

30 July 2015

A member firm of Ernst & Young Global Limited

Attachment A Page 1 of 11

Background

For the purpose of the procedures described in this Attachment A, the Loan Obligation Manager, on behalf of the Issuer, indicated that the assets of the Issuer will primarily consist of 17 commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 20 commercial, mixed use and multifamily properties.

Procedures we performed and our associated findings

1.	We obtained from the Loan Obligation Manager, on behalf of the Issuer, an electronic data file (the “Data File”) that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information on the Mortgage Loans as of 1 June 2015 (the “Cut-off Date”).

For each Mortgage Loan on the Data File, we compared the Compared Characteristics shown on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 1 to Attachment A, subject only to the qualifications and exceptions stated in the notes to Exhibit 1 to Attachment A and the next paragraph in this Item 1.

The Source Document(s) that we were instructed by the Loan Obligation Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by the Loan Obligation Manager, on behalf of the Issuer, we adjusted the information on the Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Loan Obligation Manager. The Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

A member firm of Ernst & Young Global Limited

Attachment A Page 2 of 11

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received an electronic data file from the Loan Obligation Manager, on behalf of the Issuer (the “Final Data File,” which together with the Data File comprise the Data Files), that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date and
b.	Original Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Asset Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Original Fully Extended Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Fully Extended Asset Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Current Fully Extended Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Current Fully Extended Asset Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Current Fully Extended Maturity Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Remaining Current Fully Extended Asset Term” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use 1 July 2015 as the Cut-off Date for those Mortgage Loans with a First Payment Date of 1 August 2015, as shown on the Final Data File.

A member firm of Ernst & Young Global Limited

Attachment A Page 3 of 11
8.	Using the:
a.	Current Funded Loan Balance as of 06/01/2015,
b.	Fixed Interest Rate and
c.	Interest Accrual Method,

of the Mortgage Loan identified on the Final Data File as “420 5th Avenue” (the “420 5th Avenue Participation Loan”), all as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Current Annual Debt Service” as the product of:

i.	Current Funded Loan Balance as of 06/01/2015,
ii.	Fixed Interest Rate and
iii.	366/360.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	Sr. Debt Amount,
b.	Current Funded Loan Balance as of 06/01/2015,
c.	Fixed Interest Rate and
d.	Interest Accrual Method,

of the Mortgage Loan identified on the Final Data File as “5 Times Square” (the “5 Times Square Participation Loan,” together with the 420 5th Avenue Participation Loan, the “Fixed Rate IO Participation Loans”), all as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Current Annual Debt Service” as the sum of:

i.	The product of:
(a)	Sr. Debt Amount,
(b)	An interest rate of 5.423125%, as shown on a “Commercial Mortgage Servicing Payment Coupon/Billing Statement” dated as of 11 June 2015 for the 5 Times Square Participation Loan that was provided by the Loan Obligation Manager, on behalf of the Issuer, and
(c)	366/360,

and

ii.	The product of:
(a)	Current Funded Loan Balance as of 06/01/2015,
(b)	Fixed Interest Rate and
(c)	366/360.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

A member firm of Ernst & Young Global Limited

Attachment A Page 4 of 11

8. (continued)

Using the:

a.	Current Funded Loan Balance as of 06/01/2015,
b.	Floating Spread,
c.	Benchmark,
d.	LIBOR Floor and
e.	Interest Accrual Method,

of the Mortgage Loan identified on the Final Data File as “511-521 Ninth Ave (Residential)” (the “511-521 Ninth Ave Participation Loan,” together with the Fixed Rate IO Participation Loans, the “Participation Loans”), all as shown on the Final Data File, and a LIBOR assumption of 0.18300% that was provided by the Loan Obligation Manager, on behalf of the Issuer, (the “Assumed LIBOR”) the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Current Annual Debt Service” as the product of:

i.	The Current Funded Loan Balance as of 06/01/2015,
ii.	The sum of the:
(a)	Greater of the (i) LIBOR Floor and (ii) Assumed LIBOR and
(b)	Floating Spread

and

iii.	366/360.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	Current Funded Loan Balance as of 06/01/2015,
b.	Floating Spread,
c.	Benchmark,
d.	Assumed LIBOR,
e.	LIBOR Floor,
f.	Interest Accrual Method and
g.	Amort Type,

for the Mortgage Loans identified on the Final Data File as “Atlantic Blvd. (fka Matthew’s Crossing),” “The Redford” and “Windtree” (collectively, the “Floating Rate Amortizing Mortgage Loans”), all as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Current Annual Debt Service” as the sum of the twelve (12) monthly debt service payments which occur subsequent to the Cut-off Date.

A member firm of Ernst & Young Global Limited

Attachment A Page 5 of 11

8. (continued)

Using the:

a.	Current Funded Loan Balance as of 06/01/2015,
b.	Floating Spread,
c.	Benchmark,
d.	Assumed LIBOR,
e.	LIBOR Floor (as applicable),
f.	LIBOR Cap (as applicable) and
g.	Interest Accrual Method,

for all other Mortgage Loans on the Final Data File (the “Floating Rate IO Mortgage Loans”), the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Current Annual Debt Service” as the product of:

i.	Current Funded Loan Balance as of 06/01/2015,
ii.	The sum of the:
(a)	Greater of the (i) LIBOR Floor and (ii) Lesser of the (1) LIBOR Cap and (2) Assumed LIBOR and
(b)	Floating Spread

and

iii.	366/360.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Current Funded Loan Balance as of 06/01/2015 and
b.	Amort Type,

for the Floating Rate Amortizing Mortgage Loans on the Final Data File, both as shown on the Final Data File, we recalculated the “Loan Balance as of Original Maturity” by reducing the “Current Funded Loan Balance as of 06/01/2015” by the amount of the principal payments due through the “Original Maturity Date,” as shown on the Final Data File.

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Attachment A Page 6 of 11

9. (continued)

For the Mortgage Loan identified on the Final Data File as “Mission Springs,” (the “Mission Springs Mortgage Loan”), which is a Floating Rate IO Loan, the loan agreement Source Document indicates that the borrower is required to remit a principal paydown of $500,000 on each of the December 2015, June 2016 and December 2016 payment dates (collectively, the “Mission Springs Principal Paydown Amounts”). For the purpose of recalculating the “Loan Balance as of Original Maturity” characteristic for the Mission Springs Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer instructed us to subtract the Mission Springs Principal Paydown Amounts from the “Current Funded Loan Balance as of the 06/01/2015”

that is shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For all other Mortgage Loans on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Current Funded Loan Balance as of 06/01/2015” for the “Loan Balance as of Original Maturity.”

10.	Using the:
a.	Loan Balance as of Original Maturity, as shown on the Final Data File, and
b.	Exit Loan Constant (as defined below)

of each Mortgage Loan, we recalculated the “Exit Loan Annual Interest” of each Mortgage Loan as the product of the:

i.	Loan Balance as of Original Maturity and
ii.	Exit Loan Constant.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the exit loan constants (the “Exit Loan Constant”) listed below for the corresponding Mortgage Loans on the Final Data File:

a.	5.75000% for the 511-521 Ninth Ave Participation Loan,
b.	6.26000% for the Mortgage Loan identified on the Final Data File as “6-8 W 28th Street,”
c.	5.00000% for the “Borough Park Mortgage Loan (as defined in Note 6 of Exhibit 1 to Attachment A),
d.	6.62640% for the Mortgage Loans on the Final Data File with a “Property Type” of “Multifamily,” except for the Borough Park Mortgage Loan and
e.	5.93800% for the Mortgage Loans on the Final Data File with a “Property Type” of “Office” or “Office Condominium.”

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Attachment A Page 7 of 11

11.	Using the:
a.	Current Funded Loan Balance as of 06/01/2015,
b.	Sr. Debt Amount and
c.	As Is Appraisal Value,

for the 5 Times Square Participation Loan, all as shown on the Final Data File, we recalculated the “As Is LTV” of the 5 Times Square Participation Loan, as the quotient of the:

i.	Sum of the:
(a)	Current Funded Loan Balance as of 06/01/2015 and
(b)	Sr. Debt Amount

divided by

ii.	As Is Appraisal Value.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	Current Funded Loan Balance as of 06/01/2015 and
b.	As Is Appraisal Value,

for all other Mortgage Loans on the Final Data File, except for the 5 Times Square Participation Loan, both as shown on the Final Data File, we recalculated the “As Is LTV” as the quotient of the:

i.	Current Funded Loan Balance as of 06/01/2015

divided by

ii.	As Is Appraisal Value.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “As Is LTV” to the nearest 1/10th of one percent.

12.	For each Mortgage Loan on the Final Data File with a "Stabilized Appraisal Value" of "NAP," the Loan Obligation Manager, on behalf of the Issuer, instructed us to use "NAP" for the "Stabilized LTV" characteristic on the Final Data File.

Using the:

a.	Loan Balance as of Original Maturity and
b.	Stabilized Appraisal Value,

for all other Mortgage Loans on the Final Data File, both as shown on the Final Data File, we recalculated the “Stabilized LTV” as the quotient of the:

i.	Loan Balance as of Original Maturity

divided by

ii.	Stabilized Appraisal Value.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

A member firm of Ernst & Young Global Limited

Attachment A Page 8 of 11

12. (continued)

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, comparisons described in this procedure, instructed us to round the “Stabilized LTV” to the nearest 1/10th of one percent.

13.	Using the:
a.	In-Place NCF and
b.	Current Annual Debt Service,

for each Mortgage Loan on the Final Data File, except for the Mortgage Loans identified on the Final Data File as “6-8 W 28th Street,” “Millwood” and “Boston Creek (aka Gatewood),” both as shown on the Final Data File, we recalculated the “In-Place DSCR” as the quotient of the:

i.	In-Place NCF

divided by

ii.	Current Annual Debt Service.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans on the Final Data File identified as “6-8 W 28th Street,” “Millwood” and “Boston Creek (aka Gatewood),” the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “1.00” for the “In-Place DSCR” on the Final Data File. We performed no procedures to determine the accuracy, completeness, or reasonableness of the information and instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described above.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “In-Place DSCR” to two decimal places.

14.	Using the:
a.	Appraiser As-Is NCF and
b.	Exit Loan Annual Interest,

for each Mortgage Loan on the Final Data File with “Appraiser Stab NCF” equal to “NAP,” both as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “UW NCF DSCR” as the quotient of the:

i.	Appraiser As-Is NCF

divided by

ii.	Exit Loan Annual Interest.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

A member firm of Ernst & Young Global Limited

Attachment A Page 9 of 11

14. (continued)

Using the:

a.	Appraiser Stab NCF and
b.	Exit Loan Annual Interest,

for all other Mortgage Loans on the Final Data File, both as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “UW NCF DSCR” as the quotient of the:

i.	Appraiser Stab NCF

divided by

ii.	Exit Loan Annual Interest.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “UW NCF DSCR” to two decimal places.

15.	Using the:
a.	In-Place NCF,
b.	Current Funded Loan Balance as of 06/01/2015 and
c.	Sr. Debt Amount,

for the 5 Times Square Participation Loan, all as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “In-Place Debt Yield” as the quotient of the:

i.	In-Place NCF

divided by

ii.	Sum of the:
(a)	Current Funded Loan Balance as of 06/01/2015 and
(b)	Sr. Debt Amount.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	Floating Spread and
b.	LIBOR Floor,

for the Mortgage Loan on the Final Data File identified as “Boston Creek (aka Gatewood),” both as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “In-Place Debt Yield” as the sum of the:

i.	Floating Spread and
ii.	LIBOR Floor.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

A member firm of Ernst & Young Global Limited

Attachment A Page 10 of 11

15. (continued)

Using the:

a.	In-Place NCF and
b.	Current Funded Loan Balance as of 06/01/2015,

for all other Mortgage Loans on the Final Data File, both as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “In-Place Debt Yield” as the quotient of the:

i.	In-Place NCF

divided by

ii.	Current Funded Loan Balance as of 06/01/2015.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “In-Place Debt Yield” to the nearest 1/10th of one percent.

16.	Using the:
a.	Appraiser As-Is NCF,
b.	Loan Balance as of Original Maturity and
c.	Sr. Debt Amount,

for the 5 Times Square Participation Loan, all as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Stabilized Debt Yield” as the quotient of the:

i.	Appraiser As-Is NCF

divided by

ii.	Sum of the:
(a)	Loan Balance as of Original Maturity and
(b)	Sr. Debt Amount.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	Appraiser As-Is NCF and
b.	Loan Balance as of Original Maturity,

for the Mortgage Loans on the Final Data File with “Appraiser Stab NCF” equal to “NAP,” except for the 5 Times Square Participation Loan, both as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Stabilized Debt Yield” as the quotient of the:

i.	Appraiser As-Is NCF

divided by

ii.	Loan Balance as of Original Maturity.

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Attachment A Page 11 of 11

16. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For all other Mortgage Loans on the Final Data File, using the:

a.	Appraiser Stab NCF and
b.	Loan Balance as of Original Maturity,

for all other Mortgage Loans on the Final Data File, both as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Stabilized Debt Yield” as the quotient of the:

i.	Appraiser Stab NCF

divided by

ii.	Loan Balance as of Original Maturity.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Stabilized Debt Yield” to the nearest 1/10th of one percent.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Characteristic	Source Document(s)

Borrower (Entity)	Loan Agreement, Assumption Agreement
Sponsor	Loan Agreement, Assumption Agreement
Asset Origination Date	Loan Agreement
First Payment Date	Loan Agreement
Payment Frequency	Loan Agreement
Original Maturity Date (see Note 1)	Loan Agreement
Extension Option	Loan Agreement
Original Fully Extended Maturity Date (see Note 1)	Loan Agreement
Current Fully Extended Maturity Date (see Note 1)	Loan Agreement
Spread Type	Loan Agreement
Floating Spread	Loan Agreement
Fixed Interest Rate	Loan Agreement
Benchmark	Loan Agreement
LIBOR Cap	Loan Agreement
LIBOR Floor	Loan Agreement
Interest Accrual Method	Loan Agreement
Amort Type (see Note 2)	Loan Agreement
Prepayment	Loan Agreement
Exit Fee	Loan Agreement
Recourse	Loan Agreement
Lockbox (see Note 3)	Loan Agreement
Cash Trap	Loan Agreement, Deposit Account Control Agreement
Max Funding Amount (see Note 4)	Loan Agreement, Participation Agreement, Sub-Participation Agreement
Sr. Debt (Y/N)	Loan Agreement, Participation Agreement, Sub-Participation Agreement, Participation Certificate(s)
Sr. Debt Amount (see Note 4)	Loan Agreement, Participation Agreement, Sub-Participation Agreement, Participation Certificate(s)
Sub Debt/PE (Y/N)	Loan Agreement, Participation Agreement, Sub-Participation Agreement, Participation Certificate(s), Mezzanine Loan Agreement, Mezzanine Loan Statement
Sub Debt/PE Amount (see Note 4)	Loan Agreement, Participation Agreement, Sub-Participation Agreement, Participation Certificate(s), Mezzanine Loan Agreement, Mezzanine Loan Statement
Participation (Y/N)	Participation Agreement, Sub-Participation Agreement, Participation Certificate(s)
Participation Amount(s) (see Note 4)	Participation Agreement, Sub-Participation Agreement, Participation Certificate(s)

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Exhibit 1 to Attachment A

Characteristic	Source Document(s)

Original Funded Amount	Funding Advice, Loan Agreement
Original Interest Holdback (see Note 5)	Funding Advice, Loan Agreement
Upfront Taxes & Insurance Reserves (see Note 6)	Funding Advice, Upfront Reserves Report, Payment Invoice
Upfront Renovation Reserves	Funding Advice, Loan Agreement, Upfront Reserves Report
Upfront Replacement Reserves	Funding Advice, Loan Agreement, Upfront Reserves Report
Upfront TI/LC Reserves	Funding Advice, Loan Agreement, Upfront Reserves Report
Upfront Other Reserves (see Note 7)	Funding Advice, Loan Agreement, Upfront Reserves Report
Upfront Other Reserves Type (see Note 7)	Funding Advice, Loan Agreement, Upfront Reserves Report
Current Funded Loan Balance as of 06/01/2015 (see Note 8)	Servicer Report
Current Outstanding Interest Holdback (see Note 9)	Servicer Report, Holdback Report
Monthly Taxes & Insurance Reserves	Servicer Report, Holdback Report, Payment Invoice
Monthly Repair, Replacement & Renovation Reserves	Servicer Report, Holdback Report, Payment Invoice
Monthly TI/LC Reserves	Servicer Report, Holdback Report, Payment Invoice
Monthly Other Reserves (see Note 10)	Servicer Report, Holdback Report, Payment Invoice
Monthly Other Reserves Type	Servicer Report, Holdback Report, Payment Invoice
Current Taxes & Insurance Reserves Balance	Servicer Report, Holdback Report, Payment Invoice
Current Renovation Reserves Balance	Servicer Report, Holdback Report, Payment Invoice
Current Replacement Reserves Balance (see Note 11)	Servicer Report, Holdback Report, System Screenshot, Payment Invoice
Current TI/LC Reserves Balance	Servicer Report, Holdback Report, Payment Invoice
Current Other Reserves Balance	Servicer Report, Holdback Report, Payment Invoice
Current Other Reserves Type	Servicer Report, Holdback Report, Payment Invoice
Ownership Interest	Final Title Policy, Proforma Title Policy
Ground Lease	Ground Lease Estoppel Certificate
Ground Lease Maturity	Ground Lease Estoppel Certificate
In-Place NCF	Cash Flow Analysis
Property Manager	Property Management Agreement, Assignment and Subordination of Property Management Agreement

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Exhibit 1 to Attachment A

Characteristic	Source Document(s)

Current Occupancy Date (as of) (see Note 12)	Rent Roll
Current Occupancy (see Note 12)	Rent Roll
Appraisal Firm	Appraisal
Appraisal Date	Appraisal
As Is Appraisal Value	Appraisal
Stabilized Appraisal Value	Appraisal
Property Address (see Note 13)	Appraisal
Property City (see Note 13)	Appraisal
Property State (see Note 13)	Appraisal
Zip Code	Appraisal
Property Type (see Note 14)	Appraisal
Property Count	Appraisal
Net Rentable SF/ Acres/ Units / Rooms (see Note 15)	Appraisal
SF or Units	Appraisal
Year Built	Appraisal
Year Renovated (see Note 16)	Appraisal
Appraiser As-Is NCF	Appraisal
Appraiser Stab NCF (see Note 17)	Appraisal
Stabilized Occupancy (see Note 18)	Appraisal
Engineering Report Firm (see Note 19)	Engineering Report
Eng Report Date	Engineering Report
Environmental Firm (see Note 19)	Environmental Report
Report Type	Environmental Report
Env Report Date	Environmental Report

Notes:

1.	For certain Mortgage Loans, the loan agreement Source Document indicates that if the maturity date falls on a day that is not a business day, the maturity date shall occur on the next following business day. For the purpose of comparing the “Original Maturity Date,” “Original Fully Extended Maturity Date” and “Current Fully Extended Maturity Date” characteristics, for the Mortgage Loans described in the preceding sentence, the Loan Obligation Manager, on behalf of the Issuer, instructed us to check if the respective maturity date falls on a date that is not a business day, and if so, to use the next following business day for the respective maturity date.

2.	For the purpose of comparing the “Amort Type” characteristic for each Mortgage Loan on the Data File, we were instructed by the Loan Obligation Manager, on behalf of the Issuer, to ignore any amortization, principal payments and required principal paydowns described in the loan agreement Source Document that:
a.	Occur after the “Original Maturity Date” of the Mortgage Loan,
b.	Are not ongoing, repeating principal payments,
c.	Are required to achieve certain metrics that are described in the loan agreement Source Document documents or
d.	May be required upon the occurrence of certain triggering events that are described in the loan agreement Source Document.

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Exhibit 1 to Attachment A

Notes: (continued)

3.	For the purpose of comparing the “Lockbox” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the following lockbox descriptions:
a.	Soft – the related Mortgage Loan documents currently require the borrower or the property manager to collect rents from tenants and pay all such rent directly to the lockbox account,
b.	Hard – the related Mortgage Loan documents currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account,
c.	Soft, Springing Hard – the related Mortgage Loan documents currently require the borrower or the property manager to collect rents from tenants and pay all such rent directly to the lockbox account; however, upon the occurrence of certain triggering events described in the related Mortgage Loan documents, the borrower is required to implement a hard lockbox, and
d.	Springing Hard – no lockbox account is currently in place; however, upon the occurrence of certain triggering events described in the related Mortgage Loan documents, the borrower is required to implement a hard lockbox.

4.	For the purpose of comparing the “Max Funding Amount” characteristic for the Participation Loans (as defined in Item 8. of Attachment A), the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the amounts corresponding to:
a.	For the 420 5th Avenue Participation Loan (as defined in Item 8. of Attachment A), the sum of the A participation and the B participation (which are pari-passu),
b.	For the 5 Times Square Participation Loan (as defined in Item 8. of Attachment A), the senior participation of the promissory note B and
c.	For the 511-521 Ninth Ave Participation Loan (as defined in Item 8. of Attachment A), the whole loan,

all as shown on the applicable Source Document(s).

For the purpose of comparing the “Sr. Debt Amount” characteristic for the 5 Times Square Participation Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the amount corresponding to the A participation, as shown on the applicable Source Document.

For the purpose of comparing the “Sub Debt/PE Amount” characteristic for the 5 Times Square Participation Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the amount corresponding to the sum of the junior participation of promissory note B and the mezzanine loan, both as shown on the applicable Source Document.

For the purpose of comparing the “Participation Amount(s)” characteristic for the Participation Loans, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the amounts corresponding to:

a.	For the 420 5th Avenue Participation Loan, the A-2 participation and the B-1 participation,
b.	For the 5 Times Square Participation Loan, the A-1-2 participation of the A-1 participation of the senior participation of promissory note B and
c.	For the 511-521 Ninth Ave Participation Loan, the A-2 participation.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the “Original Interest Holdback” characteristic for the 5 Times Square Participation Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Debt Service Reserve” upfront amount on the loan agreement Source Document.

6.	For the purpose of comparing the “Upfront Taxes & Insurance Reserves” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:
a.	Real estate tax escrow,
b.	Insurance escrow and
c.	Tax service fee,

all as shown on the Funding Advice.

For the purpose of comparing the “Upfront Taxes & Insurance Reserves” characteristic for the Mortgage Loan identified on the Date File as “Borough Park” (the “Borough Park Mortgage Loan”), the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the tax escrow amount shown on the corresponding payment invoice Source Document, as the Loan Obligation Manager, on behalf of the Issuer, indicated that the required tax escrow amounts were not taken upfront at closing, but were remitted to the Issuer on the first payment date for the Mortgage Loan.

7.	For the purpose of comparing the “Upfront Other Reserves” and “Upfront Other Reserves Type” characteristics for the 5 Times Square Participation Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us not to include the upfront percentage rent reserves that are described in the applicable Source Document.

8.	For the purpose of comparing the “Current Funded Loan Balance as of 06/01/2015” for each Mortgage Loan to the corresponding servicer report Source Document, the Loan Obligation Manager, on behalf of the Issuer, indicated that the information on the servicer report Source Document was as of the Cut-off Date, and that payments of principal, regardless of the date such amounts were due to be paid, are not reflected on the servicer report Source Document if such amounts were not received on or before the Cut-off Date.

9.	For the purpose of comparing the “Current Outstanding Interest Holdback” characteristic for the Borough Park Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the information relating to the contingency reserve, as shown on the corresponding Source Document.

10.	For the purpose of comparing the “Monthly Other Reserves characteristic for the Mortgage Loan on the Final Data File identified as “Windtree,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore the monthly loan fee of $10,604.17 that is described in the loan agreement Source Document.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Notes: (continued)

11.	For the Mortgage Loan identified on the Data File as “Carrington Park I” (the “Carrington Park I Mortgage Loan), the servicer report Source Document indicates that the current balance of the replacement reserves escrow account is $4.49. The Loan Obligation Manager, on behalf of the Issuer, informed us that this $4.49 balance was the balance remaining prior to the acquisition of the Carrington Park I Mortgage Loan, and instructed us to use “$0.00” for the “Current Replacement Reserves Balance” characteristic on the Data File for the Carrington Park I Mortgage Loan.

12.	For the purpose of comparing the “Current Occupancy Date (as of)” characteristic for each Mortgage Loan listed in the table below, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column, even though the “Current Occupancy Date (as of)” information in the “Provided Value” column did not agree with the “Current Occupancy Date (as of)” information in the “Source Document Value” column that was shown on the applicable Source Document(s).

Mortgage Loan	Source Document Value	Provided Value
511-521 Ninth Ave	<blank>	22 April 2015
6-8 W 28th Street	<blank>	17 September 2014
Standard Maryland – Quail Hollow	04/15	30 April 2015
Windtree	04/15	23 April 2015

For the Mortgage Loans identified on the Data File as “Carrington Park I” and “Carrington Park II,” the Loan Obligation Manager, on behalf of the Issuer, provided us with one rent roll Source Document (the “Carrington Park I and II Rent Roll”) which contains information on a combined basis relating to the mortgaged properties that secure these Mortgage Loans, and instructed us to use the combined occupancy of these mortgaged properties that is shown on the Carrington Park I and II Rent Roll Source Document as the “Current Occupancy” for both of these Mortgage Loans.

13.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	Property State

characteristics, the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore differences that are standard postal abbreviations.

14.	For the purpose of comparing the “Property Type” characteristic for the 511-521 Ninth Ave Participation Loan, which is secured by a mortgaged property that contains both residential and retail tenants, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “Residential” as the “Property Type.”

15.	For the purpose of comparing the “Net Rentable SF/ Acres/ Units / Rooms” characteristic for the Borough Park Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Exclude the units that have been converted into office space, as shown on the appraisal Source Document and
b.	Add a unit to account for a combined unit in one of the buildings, as shown on the rent roll Source Document.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Notes: (continued)

16.	For the purpose of comparing the “Year Renovated” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Use “Ongoing” for Mortgage Loans on the Data File that have a “Current Renovation Reserves Balance” greater than zero and
b.	Use the year renovated (if any) that is shown on the appraisal Source Document for Mortgage Loans on the Data File that have a “Current Renovation Reserves Balance” equal to zero or “NAP.”

17.	For the purpose of comparing the “Appraiser Stab NCF” characteristic for the 511-521 Ninth Ave Participation Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to add $998,844 to the stabilized net cash flow value that is shown on the appraisal Source Document, which the Loan Obligation Manager, on behalf of the Issuer, indicated is the amount of the tax abatement for the related mortgage property.

18.	For the purpose of comparing the “Stabilized Occupancy” characteristic for each Mortgage Loan on the Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the stabilized physical occupancy that is shown on (or derived from information contained on) the appraisal Source Document. If the appraisal Source Document for a Mortgage Loan does not contain stabilized physical occupancy information, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the stabilized economic occupancy that is shown on (or derived from information contained on) the appraisal Source Document.

19.	For the purpose of comparing the characteristics for each Mortgage Loan on the Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “Partner Assessment Corporation” for any Mortgage Loan which has “Partner Assessment Corporation, Inc.” as either “Engineering Report Firm” on the engineering report Source Document or the “Environmental Firm” on the environmental report Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in the notes above.

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Vehicles per Securitization
No.
Asset Manager
Asset Name
Loan Closed (Y/N)
In-Place NCF Date (as of)
Sr. Debt Financed
Property Info
Senior/Subordinate
Underwriting v. Asset Management

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.

A member firm of Ernst & Young Global Limited